INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥	¥ 1,175		¥ 475	¥ 555
Deferred Tax	29	$ 4	(268)	(543)
Total	¥ 1,204	$ 168	¥ 207	¥ 12
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	2.00%	2.00%	(6.00%)	(6.00%)
Effect of different tax rate of group entities operating in other jurisdictions	(4.00%)	(4.00%)	(10.00%)	(6.00%)
Effect of change in valuation allowance	0.00%	0.00%	(15.00%)	(24.00%)
Effect of tax holiday	(1.00%)	(1.00%)	1.00%	9.00%
Effect of cash dividends	1.00%	1.00%	(6.00%)	(8.00%)
Effect of excess tax benefit of share based rewards	0.00%	0.00%	(2.00%)	7.00%
Effective tax rate	23.00%	23.00%	(13.00%)	(3.00%)
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥	¥ 60		¥ 22	¥ 37
Per share effect-basic | ¥ / shares	¥ 0.02		¥ 0.01	¥ 0.01
Per share effect-diluted | ¥ / shares	¥ 0.02		¥ 0.01	¥ 0.01